Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Continuing Operations
Revenue	$ 263,634		$ 46,662
Other income	5,808,231	$ 1,308,343	3,312,753
Other (losses) and gains	(582,015)	4,272,931	4,575,881
Expenses
Research and development expenses	(15,998,999)	(5,762,303)	(5,827,844)
Administrative expenses	(7,398,476)	(4,372,823)	(3,670,647)
Occupancy expenses	(262,440)	(1,272,414)	(1,180,482)
Compliance expenses	(3,736,936)	(1,614,313)	(1,436,443)
Finance expenses	(44,165)	(1,443,885)	(1,846,467)
Loss before tax	(21,951,166)	(8,884,464)	(6,026,587)
Income tax benefit	191,808	187,427	207,612
Loss after tax from continuing operations	(21,759,358)	(8,697,037)	(5,818,975)
Discontinued Operations
Loss for the year from discontinued operations			(1,299,313)
Loss for the year	(21,759,358)	(8,697,037)	(7,118,288)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	1,067,134	(1,169,171)	530,915
Total Comprehensive Loss for the Year	$ (20,692,224)	$ (9,866,208)	$ (6,587,373)
LOSS PER SHARE
Basic loss per share	$ (0.02)	$ (0.01)	$ (0.01)
Diluted loss per share	$ (0.02)	$ (0.01)	$ (0.01)